Expense Example	Nov. 12, 2026 USD ($)
Advisors Capital Small Cap Blend Fund | Advisors Capital Small Cap Blend Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 190
Expense Example, with Redemption, 3 Years	588
Advisors Capital Large/Mid Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	588
Advisors Capital Vanguard Funds Diversified Equity Fund | Advisors Capital Vanguard Funds Diversified Equity Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	573
Advisors Capital AF Capital Appreciation Fund | Advisors Capital AF Capital Appreciation Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	225
Expense Example, with Redemption, 3 Years	$ 694